UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                        (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of June 30, 2016
		Shares	Value (Note 1)

CLOSED-END FUNDS - 93.11%
	Aberdeen Chile Fund, Inc.	216,768	$1,354,800
	Aberdeen Greater China Fund, Inc.	150,000	1,256,250
*	Aberdeen Israel Fund, Inc.	24,317	402,446
	Aberdeen Japan Equity Fund, Inc.	3,140	24,084
	Aberdeen Latin America Equity Fund, Inc.	3,003	60,420
	Aberdeen Singapore Fund, Inc.	228,000	2,061,120
	Adams Diversified Equity Fund, Inc.	282,000	3,572,940
	AllianzGI Diversified Income & Convertible Fund	100	1,777
	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	68,864	849,093
	Alpine Global Dynamic Dividend Fund	1,013,991	5,566,811
	Alpine Global Dynamic Dividend Fund	31,982	270,568
	Alpine Total Dynamic Dividend Fund	489,000	3,550,140
	Bancroft Fund Ltd.	84,196	1,575,307
	BlackRock Resources & Commodities Strategy Trust	490,000	3,773,000
†	Boulder Growth & Income Fund, Inc.	1,149,300	9,343,809
	Brookfield Global Listed Infrastructure Income Fund, Inc.	343,000	4,513,880
	Calamos Global Dynamic Income Fund	24,947	175,128
	CBRE Clarion Global Real Estate Income Fund	144,363	1,188,108
	Central Securities Corp.	182,000	3,574,480
	Clough Global Allocation Fund	205,000	2,398,500
	Clough Global Equity Fund	225,000	2,409,750
	Clough Global Opportunities Fund	383,945	3,582,207
	Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	345,000	3,515,550
	Delaware Enhanced Global Dividend & Income Fund	339,836	3,272,621
	Deutsche Global High Income Fund, Inc.	190,947	2,596,879
	Diversified Real Asset Income Fund	141,345	2,339,260
	Dividend and Income Fund	217,000	2,360,960
	Eagle Growth & Income Opportunities Fund	108,313	1,916,057
	Ellsworth Growth and Income Fund Ltd.	5,996	47,238
	First Trust Dynamic Europe Equity Income Fund	115,447	1,844,843
	Gabelli Global Utility & Income Trust	3,540	65,809
	Gabelli Multimedia Trust, Inc.	11,197	78,939
	General American Investors Co., Inc.	115,000	3,544,300
	Japan Smaller Capitalization Fund, Inc.	5,100	49,878
	Lazard Global Total Return and Income Fund, Inc.	180,849	2,366,011
	Lazard World Dividend & Income Fund, Inc.	206,000	1,860,180
	Legg Mason BW Global Income Opportunities Fund, Inc.	99,409	1,288,341
	Liberty All Star Equity Fund	713,000	3,579,260
	LMP Capital and Income Fund, Inc.	153,015	2,009,087
	Macquarie First Trust Global Infrastructure Utilities Dividend
	& Income Fund	408	5,066
	Macquarie Global Infrastructure Total Return Fund, Inc.	123,000	2,632,200
	Mexico Equity & Income Fund, Inc.	2,152	23,435
	Morgan Stanley China A Share Fund, Inc.	78,265	1,397,813
	Morgan Stanley Emerging Markets Debt Fund, Inc.	33,124	306,728

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016
		Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
	Nuveen Real Asset Income and Growth Fund	69,615	$1,176,494
†	RMR Real Estate Income Fund	229,000	4,902,890
	Royce Global Value Trust, Inc.	298,100	2,265,560
	Royce Micro-Cap Trust, Inc.	31,854	233,808
	Royce Value Trust, Inc.	302,000	3,554,540
	Sprott Focus Trust, Inc.	23,394	150,189
	Templeton Dragon Fund, Inc.	15,966	276,659
	Terra Capital PLC Fund	1,490,000	1,177,100
	The Aberdeen Indonesia Fund, Inc.	114,800	708,316
	The Asia Pacific Fund, Inc.	5,016	48,921
	The Central Europe Russia and Turkey Fund, Inc.	10,015	183,475
	The China Fund, Inc.	1,400	20,244
*	The Gabelli Global Small and Mid Cap Value Trust	109,000	1,131,420
	The GDL Fund	189,000	1,876,770
	The Latin American Discovery Fund, Inc.	5,600	51,744
*	The Taiwan Fund, Inc.	13,441	204,975
	The Thai Fund, Inc.	103,000	814,730
	Tortoise Pipeline & Energy Fund, Inc.	3,007	55,980
	Tortoise Power and Energy Infrastructure Fund, Inc.	2,208	43,166
	Tri-Continental Corp.	13,695	281,295
	Voya Infrastructure Industrials and Materials Fund	45,000	556,200
	Wells Fargo Global Dividend Opportunity Fund	17,600	105,072
	Western Asset Emerging Markets Income Fund, Inc.	49,288	534,282
	Western Asset Worldwide Income Fund, Inc.	67,584	742,748

	Total Closed-End Funds (Cost $108,558,217)		109,701,651

SHORT-TERM INVESTMENT - 7.66%
§	Fidelity Institutional Money Market Funds -
	Government Portfolio, 0.31%	9,028,688	9,028,688

	Total Short-Term Investment (Cost $9,028,688)		9,028,688

Total Value of Investments (Cost $117,586,905) (a) - 100.77%			$118,730,339

Liabilities in Excess of Other Assets - (0.77)%			(909,128)

	Net Assets - 100%		$117,821,211

*	Non-income producing investment
†	All or a portion of the security is pledged as collateral for margin borrowings.
§	Represents 7 day effective yield

The following acronym and abbreviation is used in this portfolio:
	PLC - Public Limited Company

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016

	Summary of Investments
		% of Net
		Assets	Value
	Closed-End Funds	93.11%	$109,701,651
	Short-Term Investment	7.66%	9,028,688
	Liabilities in Excess of Other Assets	-0.77%	(909,128)
	Total	100.00%	$117,821,211

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$4,085,118
	Aggregate gross unrealized depreciation			(2,941,684)

	Net unrealized appreciation			$1,143,434

				(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$109,701,651	$109,701,651	$-	$-
Short-Term Investment	9,028,688	9,028,688	-	-
Total	$118,730,339	$118,730,339	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: August 17, 2016	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: August 17, 2016	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/ Ashley E. Harris
Date: August 17, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy